UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21212

        Nuveen Insured California Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.4% (2.4% of Total Investments)
$ 6,070	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$2,714,686
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Health Care – 17.7% (12.4% of Total Investments)
1,800	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,777,248
	LLC, Series 2001A, 5.550%, 8/01/31
662	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	613,965
	System, Trust 2554, 18.389%, 7/01/47 – FSA Insured (IF)
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AAA	3,981,840
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,815	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,574,694
	Series 2006, 5.000%, 3/01/41
1,120	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AAA	1,618,590
	Trust 11672, 19.035%, 3/01/41 – BHAC Insured (IF)
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A	4,317,648
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured

13,457	Total Health Care			13,883,985

	Housing/Multifamily – 1.4% (1.0% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/13 at 102.00	AA–	1,130,842
	2003, 5.000%, 5/01/23

	Long-Term Care – 3.7% (2.6% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	978,580
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	1,897,980
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.250%, 1/01/26

3,000	Total Long-Term Care			2,876,560

	Tax Obligation/General – 18.7% (13.2% of Total Investments)
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General	8/12 at 101.00	A1	2,024,620
	Obligation Bonds, Series 2002A, 5.000%, 8/01/26 – MBIA Insured
1,030	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AAA	1,107,281
	Trust 2668, 8.739%, 8/01/28 – FSA Insured (IF)
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AA–	436,379
	2002A, 5.000%, 8/01/25 – FGIC Insured
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 – MBIA Insured	9/12 at 100.00	AA	2,090,200
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/13 at 100.00	AA–	1,012,530
	Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	917,750
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
140	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	142,219
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AA	3,118,980
	Series 2000B, 5.125%, 7/01/22 – MBIA Insured
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds,	8/12 at 100.00	AAA	3,889,579
	Series 2003A, 5.000%, 8/01/28 – FSA Insured

14,475	Total Tax Obligation/General			14,739,538

	Tax Obligation/Limited – 45.1% (31.7% of Total Investments)
550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	538,395
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	A	1,133,592
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A	3,669,520
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
170	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	158,952
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
525	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	428,290
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	A	1,554,069
	5.000%, 9/01/21 – AMBAC Insured
2,195	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	1,881,263
	Revenue Bonds, Drivers Trust 2091, 12.225%, 6/01/45 – AGC Insured (IF)
3,285	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	2,719,750
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,000	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Baa1	722,670
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
5,540	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	A	5,023,173
	Series 2003C, 5.000%, 9/02/21 – AMBAC Insured
315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	283,380
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	10/12 at 100.00	A+	1,726,316
	Building Project II, Series 2002C, 5.000%, 10/01/27 – AMBAC Insured
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AA–	1,975,220
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	1,412,985
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/10 at 103.00	AA–	1,194,675
	Series 2002, 5.000%, 9/02/33 – MBIA Insured
150	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	129,045
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	175,110
	8/01/25 – AMBAC Insured
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project,
	Series 2002D:
3,000	5.000%, 2/01/27 – AMBAC Insured	2/12 at 100.00	AA–	2,927,580
3,300	5.000%, 2/01/32 – AMBAC Insured	2/12 at 100.00	AA–	3,083,388
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	1,061,544
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,758,726
	Series 2002B, 5.000%, 6/01/32 – AMBAC Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	AA–	862,380
	2005A, 5.000%, 8/01/28 – MBIA Insured

38,735	Total Tax Obligation/Limited			35,420,023

	Transportation – 10.2% (7.2% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	A	5,307,762
	Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,421,420
	1995A, 5.000%, 1/01/35
1,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AA–	1,304,147
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/25 – FGIC Insured

8,780	Total Transportation			8,033,329

	U.S. Guaranteed – 20.6% (14.4% of Total Investments) (4)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds,	8/12 at 100.00	AAA	1,113,780
	Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – FSA Insured

	California State, General Obligation Bonds, Series 2002:
1,290	5.000%, 4/01/27 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	1,421,632
2,945	5.250%, 4/01/30 (Pre-refunded 4/01/12) – SYNCORA GTY Insured	4/12 at 100.00	A2 (4)	3,265,946
500	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	579,835
1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,971,044
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
2,030	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AAA	2,315,560
	Bonds, Series 2003B, 5.000%, 8/01/27 (Pre-refunded 8/01/13) – FSA Insured
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	1,500,143
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
1,220	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AA– (4)	1,295,433
	Project, Series 2002, 5.000%, 8/01/32 (Pre-refunded 8/01/10) – MBIA Insured
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24	11/12 at 100.00	AA– (4)	2,701,967
	(Pre-refunded 11/01/12) – MBIA Insured

14,260	Total U.S. Guaranteed			16,165,340

	Utilities – 3.0% (2.1% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA–	1,046,870
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
945	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	806,945
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	286,976
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
310	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	248,437
	9/01/31 – SYNCORA GTY Insured

2,530	Total Utilities			2,389,228

	Water and Sewer – 14.1% (9.9% of Total Investments)
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	979,550
	8/01/36 – MBIA Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	721,838
	10/01/36 – FSA Insured
215	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	200,565
	5.000%, 4/01/36 – MBIA Insured
770	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	A2	771,317
	12/01/33 – MBIA Insured
170	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	158,817
	5.000%, 6/01/31 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
3,000	5.000%, 8/01/22 – MBIA Insured	8/12 at 100.00	AA–	3,036,900
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AA–	2,525,375
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	A	1,083,110
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,600	Sunnyvale Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2001,	10/11 at 100.00	AAA	1,606,192
	5.000%, 10/01/26 – AMBAC Insured

11,185	Total Water and Sewer			11,083,664

$ 113,657	Total Long-Term Investments (cost $112,270,201) – 137.9%			108,437,195

	Short-Term Investments – 4.5% (3.1% of Total Investments)
$ 3,500	California, General Obligation Bonds, Variable Rate Demand Obligations, Series 2003C-1,	6/09 at 100.00	A-1	3,500,000
	0.150%, 5/01/33 (5)

	Total Short-Term Investments (cost $3,500,000)			3,500,000

	Total Investments (cost $115,770,201) – 142.4%			111,937,195

	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.2%) (6)			(35,500,000)

	Other Assets Less Liabilities – 2.8%			2,164,852

	Net Assets Applicable to Common Shares – 100%			$78,602,047

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$111,937,195	$ —	$111,937,195

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $115,748,505.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,283,287
Depreciation	(7,094,597)

Net unrealized appreciation (depreciation) of investments	$(3,811,310)

At least 80% of the Fund’s net assets (including net assets attributable to Variable Rate Demand Preferred shares) are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Tax-Free Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009